EQUITY CONTRIBUTIONS AND PARTNERSHIP STRUCTURE - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding		1 Months Ended
	Dec. 12, 2013 USD ($) item	Sep. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Oct. 01, 2013 USD ($)	Jul. 29, 2011 USD ($)
Equity Contribution And Partnership Structure [Line Items]
Number of vessel subsidiaries contributed by investors | item	3
Stock Issued During Period, Value, Acquisitions	$ 83,652,549
Class A Common Units [Member]
Equity Contribution And Partnership Structure [Line Items]
Members' Equity			$ 410,000,000
Dividends, Common Stock, Cash		$ 60,000,000
Class B Common Units [Member]
Equity Contribution And Partnership Structure [Line Items]
Members' Equity			$ 585,000,000
Line of Credit [Member]
Equity Contribution And Partnership Structure [Line Items]
Equity capital necessary to fund the capital commitments						$ 950,000,000
Equity contributions funded to entity				$ 911,118,036
Equity contributions remaining				$ 38,881,964
Line of credit					$ 20
Unfunded equity committed as security					17,894,737
Equity to be used if there is an occurrence of an event of default					8,947,368
Unfunded equity commitments remain available to the Company for working capital and other purposes					$ 12,039,859